MASSMUTUAL SELECT FUNDS
MassMutual Select Small Company Value Fund
Supplement dated July 11, 2018 to the
Prospectus dated February 1, 2018 and the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The information related to Donna Chapman Wilson for the MassMutual Select Small Company Value Fund found under the heading Portfolio Managers in the section titled Management (Page 76 of the Prospectus), is hereby removed.
The following information supplements the information for the MassMutual Select Small Company Value Fund found under the heading Portfolio Managers (Page 76 of the Prospectus) in the section titled Management:
Brian Morandi, CFA is a Portfolio Manager at Invesco. He has managed the Fund since June 2018.
The information related to Donna Chapman Wilson of Invesco Advisers, Inc. found on page 130 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds, is hereby removed.
The following information supplements the information for Invesco Advisers, Inc. (“Invesco”) related to the MassMutual Select Small Company Value Fund found on pages 130–131 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Brian Morandi, CFA _______________________________________________________________
is a portfolio manager of a portion of the Small Company Value Fund. Mr. Morandi joined the firm as an investment professional in 2016. Prior to joining Invesco, Mr. Morandi was a client portfolio manager at Euclid Advisors LLC, Tradewinds Global Investors, and NWQ. He also served as a managing director at Muzinich Company and NorthStar Funds (a subsidiary of Ark Asset Management), and as a managing director/portfolio manager at Ark Asset Management.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-18-09
SCV-18-02

MASSMUTUAL SELECT FUNDS
Supplement dated July 11, 2018 to the
Statement of Additional Information dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information replaces similar information for Invesco Advisers, Inc. related to the MassMutual Select Small Company Value Fund found on page B-317 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the Small Company Value Fund are Glen Murphy, Brian Morandi, Michael Abata, and Kenneth Masse.
The information related to Donna Chapman Wilson found on page B-317 for Invesco Advisers, Inc. under the heading Other Accounts Managed in the section titled Appendix C — Additional Portfolio Manager Informationis hereby removed.
The following information supplements similar information for Invesco Advisers, Inc. related to the MassMutual Select Small Company Value Fund found on page B-317 under the heading Other Accounts Managed in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Brian Morandi
Registered investment companies**	3	$254.3 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

*
The information provided is as of June 30, 2018.

**
Does not include the Small Company Value Fund.

The following information supplements the information for Invesco Advisers, Inc. related to the MassMutual Select Small Company Value Fund found on page B-317 under the heading Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Ownership of Securities:
As of June 30, 2018, Mr. Morandi did not own any shares of the Small Company Value Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-18-07